Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
4.	Intangible Assets

As of December 31, 2012 and December 31, 2011, the Company’s only intangible assets consisted of patents with a gross carrying cost of $320,795 and accumulated amortization of $183,059 and $159,976, respectively. The remaining weighted average amortization period was 6.0 years at December 31, 2012. The estimated aggregate amortization expense in each of the years ending December 31, 2013 through December 31, 2015, is $23,083 per year.

The balances as of December 31, 2012, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2012
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(183,059)	$137,736

The balances as of December 31, 2011, including intangible assets and accumulated amortization, are detailed as follows:

	As of December 31, 2011
Finite-Lived Intangible Assets	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Patents	15	$320,795	$(159,976)	$160,819

Amortization expense for each of years ended December 31, 2012 and 2011 was $23,083.